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                                 ACCESSOR FUNDS
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                        SUPPLEMENT DATED January 30, 2009
                                     TO THE
              A & C CLASS & STRATEGIC ALTERNATIVES FUND PROSPECTUS
             INVESTOR CLASS & STRATEGIC ALTERNATIVES FUND PROSPECTUS
                             DATED SEPTEMBER 1, 2008

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This supplement provides new and additional information beyond that contained in the prospectus and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
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                                      LOGO

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NOT FDIC INSURED               NO BANK GUARANTEE            MAY LOSE VALUE
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In an attempt to enhance the yield of the Accessor  U.S.  Government  Money Fund
(the "Fund), effective February 1, 2009, the Board of Trustees (the "Board") of Forward Funds has set the rate for the Distribution and Service (12b-1) Fees for C Class shares of the Fund at the rate of 0.25% and has eliminated the Distribution and Service (12b-1) Fee for Investor Class shares of the Fund. When 12b-1 fees are reduced, dealer compensation will be reduced to the same extent. Any such reduction in the Distribution and Service (12b-1) Fees may be revised or terminated by the Board at any time without notice.